AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 26, 2005

 ------------------------------------------------------------------------------

                              FILE NOS. 333-114562
                                    811-09327

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 5


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 50

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                     SUN JIN MOON, ESQUIRE
FOLEY & LARDNER, LLP                         ALLSTATE LIFE INSURANCE COMPANY
3000 K STREET, N.W.                          3100 SANDERS ROAD
SUITE 500                                    SUITE J5B
WASHINGTON, D.C. 20007                       NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE  (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.


                                EXPLANATORY NOTE

Registrant is filing this post-effective amendment ("Amendment") to describe changes to the TrueBalance asset allocation program (including the addition of TrueBalance model portfolio options to the TrueReturn option and the SureIncome Option) available under the Allstate Advisor deferred variable annuity contracts ("Contracts"), and to describe a cap on death proceeds payable under the Contracts. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

    The following is a supplement to your Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred) prospectus. Please review and retain this supplement with your current prospectus. If you have any questions, call 1-800-203-0068.
                         Allstate Life Insurance Company
                 Allstate Financial Advisors Separate Account I

                          Supplement, dated May 1, 2005
                                     to the
                      Prospectus dated May 1, 2004 for the
 Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred)
              as supplemented January 1, 2005, October 1, 2004 and

                                  June 14, 2004



This supplement describes changes related to the TrueBalance Asset Allocation Program, the TrueReturn Accumulation Benefit Option, the SureIncome Withdrawal Benefit Option and Death Proceeds available with the Allstate Advisor, Allstate Advisor Plus, and Allstate Advisor Preferred variable annuity contracts (each, a "Contract"), offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.


As a result of the changes described above, your prospectus is amended as follows:



Page 23: Replace the section entitled TrueReturn Accumulation Benefit Option (as amended pursuant to the October 1, 2004 and the January 1, 2005 supplements to the prospectus) with the following:

TRUERETURNSM ACCUMULATION BENEFIT OPTION
We offer the TrueReturnSM Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "Rider Maturity Date." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a SureIncome Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by:

o    notifying us in writing in a form satisfactory to us.
The "Rider Anniversary" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "Rider Period" begins on the Rider Date and ends on the Rider Maturity Date. The "Rider Date" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Restrictions" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.
The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.


Accumulation Benefit.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market Variable Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market Variable Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "Accumulation Benefit" is equal to the Benefit Base multiplied by the AB Factor. The "AB Factor" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                        AB Factors
    Rider Period         Guarantee          Guarantee
 (number of years)       Option 1            Option 2
------------------------------------------------------------
------------------------------------------------------------

         8                100.0 %               NA
------------------------------------------------------------
------------------------------------------------------------

         9                112.5 %               NA
------------------------------------------------------------
------------------------------------------------------------

         10               125.0 %            100.0 %
------------------------------------------------------------
------------------------------------------------------------

         11               137.5 %            110.0 %
------------------------------------------------------------
------------------------------------------------------------

         12               150.0 %            120.0 %
------------------------------------------------------------
------------------------------------------------------------

         13               162.5 %            130.0 %
------------------------------------------------------------
------------------------------------------------------------

         14               175.0 %            140.0 %
------------------------------------------------------------
------------------------------------------------------------

         15               187.5 %            150.0 %
------------------------------------------------------------
------------------------------------------------------------

         16               200.0 %            160.0 %
------------------------------------------------------------
------------------------------------------------------------

         17               212.5 %            170.0 %
------------------------------------------------------------
------------------------------------------------------------

         18               225.0 %            180.0 %
------------------------------------------------------------
------------------------------------------------------------

         19               237.5 %            190.0 %
------------------------------------------------------------
------------------------------------------------------------

         20               250.0 %            200.0 %
------------------------------------------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

 Example 1: Guarantee Option 1

Guarantee Option:                                         1
Rider Period:                                            15
AB Factor:                                           187.5%
Rider Date:                                          1/2/04
Rider Maturity Date:                                 1/2/19
Benefit Base on Rider Date:                            $
                                                     50,000
Benefit Base on rider Maturity Date:                   $
                                                     50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit                            = Benefit
                                Base on Rider Maturity
                                Date x AB Factor
                                                         =
                              $50,000 x 187.5%
                                                         =
                              $93,750

Example 2: Guarantee Option 2

Guarantee Option:                                         2
Rider Period:                                            15
AB Factor:                                           150.0%
Rider Date:                                          1/2/04
Rider Maturity Date:                                 1/2/19
Benefit Base on Rider Date:                            $
                                                     50,000
Benefit Base on rider Maturity Date:                   $
                                                     50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit                            = Benefit
                                Base on Rider Maturity
                                Date x AB Factor
                                                         =
                              $50,000 x 150.0%
                                                         =
                              $75,000

Guarantee Option
1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.



Benefit Base.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

o The Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

o The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
     (b), with the result multiplied by (c), where: (a) = the withdrawal amount;
     (b) = the Contract Value immediately prior to the withdrawal; and (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


Investment Requirements.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.


When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or
(2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or
(3)  to a combination of (1) and (2) above.
For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.


On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalanceSM Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn
Option:


---------------------------------------------- --------------------------------------------

             Guarantee Option 1                              Guarantee Option 2

---------------------------------------------- --------------------------------------------
---------------------------------------------- --------------------------------------------

* Model Portfolio Option 1                     * Model Portfolio Option 2

                                               * TrueBalance Conservative Model Portfolio
                                               Option
                                               * TrueBalance Moderately Conservative
* TrueBalance Conservative Model Portfolio     Model Portfolio Option
Option                                         * TrueBalance Moderate Model Portfolio
* TrueBalance Moderately Conservative Model    Option
Portfolio Option                               * TrueBalance Moderately Aggressive Model
                                               Portfolio Option
                                               * TrueBalance Aggressive Model Portfolio
                                               Option
---------------------------------------------- --------------------------------------------
Note: The TrueBalance Model Portfolio Options were added to the TrueReturn
Option on May 1, 2005. TrueBalance model portfolios selected prior to May 1,
2005 may not be used with the TrueReturn Option.



You may not allocate any of your Contract Value to the Standard Fixed Account
Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus
Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA
Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you have selected.


Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor
Plus Contracts) made to your Contract will be allocated to the Variable
Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model
Portfolio Options) unless you request that the purchase payment (and Credit
Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed
Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.


Model Portfolio Option 1
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories.
Please note that certain Investment Alternatives are not available under Model
Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 have been reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model
Portfolio Option 1 and Variable Sub-Accounts available under each category(1):

   Model Portfolio Option 1
------------------------------------------------------------
------------------------------------------------------------
        20% Category A
        50% Category B
        30% Category C
        0% Category D
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------


Category A                                                    Category D (Variable Sub-Accounts not available
Putnam VT Money Market                                        under Model Portfolio Option 1)
Van Kampen LIT Money Market

Category B                                                    Oppenheimer Global Securities/VA
FTVIP Franklin U.S. Government                                Putnam VT Health Sciences(4)
Lord Abbett Series Fund - Bond-Debenture (2)                  Putnam VT New Opportunities(4)
Oppenheimer Bond/VA (2)                                       Putnam VT Vista
Oppenheimer High Income/VA                                    Van Kampen LIT Aggressive Growth
Oppenheimer Strategic Bond/VA                                 Van Kampen UIF Equity Growth (Class I & II)(3)(5)
Putnam VT High Yield                                          Van Kampen UIF Small Company Growth(3)
Putnam VT Income
Van Kampen UIF Emerging Markets Debt(3)
Van Kampen UIF U.S. Real Estate(3)

Category C
FTVIP Franklin Growth and Income Securities
FTVIP Franklin Income Securities
FTVIP Franklin Large Cap Growth Securities (2)
FTVIP Franklin Small Cap Value Securities
FTVIP Mutual Shares Securities
FTVIP Templeton Developing Markets Securities
FTVIP Templeton Foreign Securities
Lord Abbett Series Fund - All Value (2)
Lord Abbett Series Fund - Growth and Income (2)
Lord Abbett Series Fund - Growth Opportunities (2)
Lord Abbett Series Fund - Mid Cap Value (2)
Oppenheimer Aggressive Growth/VA
Oppenheimer Balanced/VA
Oppenheimer Capital Appreciation/VA
Oppenheimer Main Street/VA
Oppenheimer Main Street Small Cap/VA
Putnam VT Global Asset Allocation
Putnam VT Growth and Income
Putnam VT International Equity
Putnam VT Investors
Putnam VT New Value
Putnam VT Research(4)
Putnam VT The George Putnam Fund of Boston
Putnam VT Utilities Growth and Income(4)
Putnam VT Voyager
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen LIT Growth and Income
Van Kampen UIF Equity and Income(3)
Van Kampen UIF Global Franchise(3)
Van Kampen UIF U.S. Mid Cap Value (Class I & II)(3)(5)
----------------------------------------------------- --------------------------
Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocations for Model Portfolio Option 1. We will use the percentage allocations as of your most recent instructions.

(1)The FTVIP Franklin Small Cap Variable Sub-Account and the FTVIP Templeton
Global Income Securities Variable Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option.
You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(2) Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the first part of this two part supplement (Variable Sub-Account
Additions and Closures) for additional information.

(3) Morgan Stanley Investment Management, Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4)The Putnam VT Health Sciences Variable Sub-Account (Class IB, Category D under TrueReturn), the Putnam VT New Opportunities Variable Sub-Account (Class
IB, Category D under TrueReturn), the Putnam VT Research Variable Sub-Account
(Class IB, Category C under TrueReturn), and the Putnam VT Utilities Growth and
Income Variable Sub-Account (Class IB, Category C under TrueReturn) were only offered with Contracts issued prior to October 1, 2004 and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(5)The Van Kampen UIF Equity Growth Variable Sub-Account (Class II) and the Van
Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class II) are offered with
Contracts issued on or after May 1, 2004. Only Contract Owners of Contracts issued prior to May 1, 2004 may invest in the Van Kampen UIF Equity Growth
Variable Sub-Account (Class I) and the Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Account (Class I).



Model Portfolio Option 2
The investment requirements under Model Portfolio Option 2 depend on the Rider
Date of your TrueReturn Option.

Model Portfolio Option 2 (Rider Date prior to October 1, 2004)


If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose
Model Portfolio Option 2 or transfer your entire Contract Value into Model
Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category.
However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model
Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable
Sub-Accounts available under each category(1):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 10% Category A
                                 20% Category B
                                 50% Category C
                                 20% Category D

----------------------------------------------------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------


Category A
Putnam VT Money Market                                        Category D
Van Kampen LIT Money Market                                   FTVIP Franklin Small Cap Value Securities
                                                              FTVIP Templeton Developing Markets Securities
Category B                                                    FTVIP Templeton Foreign Securities
FTVIP Franklin U.S. Government                                Oppenheimer Aggressive Growth/VA
Lord Abbett Series Fund - Bond-Debenture (2)                  Oppenheimer Capital Appreciation/VA
Oppenheimer Bond/VA (2)                                       Oppenheimer Global Securities/VA
Oppenheimer High Income/VA                                    Oppenheimer Main Street Small Cap/VA
Oppenheimer Strategic Bond/VA                                 Putnam VT Health Sciences(4)
Putnam VT High Yield                                          Putnam VT International Equity
Putnam VT Income                                              Putnam VT Investors
Van Kampen UIF Emerging Markets Debt(3)                       Putnam VT New Opportunities(4)
Van Kampen UIF U.S. Real Estate(3)                            Putnam VT Vista
                                                              Putnam VT Voyager
Category C                                                    Van Kampen LIT Aggressive Growth
                                                              Van Kampen LIT Emerging Growth
FTVIP Franklin Growth and Income Securities                   Van Kampen UIF Equity Growth (Class I & II)(3)(5)
FTVIP Franklin Income Securities                              Van Kampen UIF Global Franchise(3)
FTVIP Franklin Large Cap Growth Securities (2)                Van Kampen UIF Small Company Growth(3)
FTVIP Mutual Shares Securities
Lord Abbett Series Fund - All Value (2)
Lord Abbett Series Fund - Growth and Income (2)
Lord Abbett Series Fund - Growth Opportunities (2)
Lord Abbett Series Fund - Mid Cap Value (2)
Oppenheimer Balanced/VA
Oppenheimer Main Street/VA
Putnam VT Global Asset Allocation
Putnam VT Growth and Income
Putnam VT New Value
Putnam VT Research(4)
Putnam VT The George Putnam Fund of Boston
Putnam VT Utilities Growth and Income(4)
Van Kampen LIT Comstock
Van Kampen LIT Growth and Income
Van Kampen UIF Equity and Income(3)
Van Kampen UIF U.S. Mid Cap Value (Class I & II)(3)(5)
----------------------------------------------------- --------------------------


Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocations for Model Portfolio Option 2 (Rider Date prior to October 1, 2004). We will use the percentage allocations as of your most recent instructions.

(1)The FTVIP Franklin Small Cap Variable Sub-Account and the FTVIP Templeton
Global Income Securities Variable Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option.
You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(2) Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the first part of this two part supplement (Variable Sub-Account
Additions and Closures) for additional information.

(3)Morgan  Stanley  Investment   Management,   Inc.,  the  adviser  to  the  UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4)The Putnam VT Health Sciences Variable Sub-Account (Class IB, Category D under TrueReturn), the Putnam VT New Opportunities Variable Sub-Account (Class
IB, Category D under TrueReturn), the Putnam VT Research Variable Sub-Account
(Class IB, Category C under TrueReturn), and the Putnam VT Utilities Growth and
Income Variable Sub-Account (Class IB, Category C under TrueReturn) were only offered with Contracts issued prior to October 1, 2004 and closed to new investments effective October 1, 2004.

(5)The Van Kampen UIF Equity Growth Variable Sub-Account (Class II) and the Van
Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class II) are offered with
Contracts issued on or after May 1, 2004. Only Contract Owners of Contracts issued prior to May 1, 2004 may invest in the Van Kampen UIF Equity Growth
Variable Sub-Account (Class I) and the Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Account (Class I).


Rider Date on or after October 1, 2004

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available
Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1,2):


--------------------------------------------------------------------------------
        Model Portfolio Option 2 (Rider Date on or after October 1, 2004)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      Available                                       Excluded

------------------------------------- ------------------------------------------
------------------------------------- ------------------------------------------
                                                      Oppenheimer Global Securities/VA
FTVIP Franklin Growth and Income Securities           Putnam VT Vista
FTVIP Franklin Income Securities                      Van Kampen LIT Aggressive Growth
FTVIP Franklin Large Cap Growth Securities (3)        Van Kampen UIF Equity Growth (Class I & II)(4)(5)
FTVIP Franklin Small Cap Value Securities             Van Kampen UIF Small Company Growth(4)
FTVIP Franklin U.S. Government
FTVIP Mutual Shares Securities
FTVIP Templeton Developing Markets Securities
FTVIP Templeton Foreign Securities
Lord Abbett Series Fund - All Value (3)
Lord Abbett Series Fund - Bond-Debenture (3)
Lord Abbett Series Fund - Growth and Income (3)
Lord Abbett Series Fund - Growth Opportunities (3)
Lord Abbett Series Fund - Mid Cap Value (3)
Oppenheimer Aggressive Growth/VA
Oppenheimer Balanced/VA
Oppenheimer Bond/VA (3)
Oppenheimer Capital Appreciation/VA
Oppenheimer High Income/VA
Oppenheimer Main Street/VA
Oppenheimer Main Street Small Cap/VA
Oppenheimer Strategic Bond/VA
Putnam VT Global Asset Allocation
Putnam VT Growth and Income
Putnam VT High Yield
Putnam VT Income
Putnam VT International Equity
Putnam VT Investors
Putnam VT Money Market
Putnam VT New Value
Putnam VT The George Putnam Fund of Boston
Putnam VT Voyager
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen LIT Growth and Income
Van Kampen LIT Money Market
Van Kampen UIF Emerging Markets Debt(4)
Van Kampen UIF Equity and Income(4)
Van Kampen UIF Global Franchise(4)
Van Kampen UIF U.S. Mid Cap Value (Class I & II)(4)(5)
Van Kampen UIF U.S. Real Estate(4)
----------------------------------------------------- --------------------------


(1)The FTVIP Franklin Small Cap Variable Sub-Account and the FTVIP Templeton
Global Income Securities Variable Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option.
You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the Contract prior to adding the TrueReturn Option to your Contract.

(2)The Putnam VT Health Sciences Variable Sub-Account (Class IB, Category D under TrueReturn), the Putnam VT New Opportunities Variable Sub-Account (Class
IB, Category D under TrueReturn), the Putnam VT Research Variable Sub-Account
(Class IB, Category C under TrueReturn), and the Putnam VT Utilities Growth and
Income Variable Sub-Account (Class IB, Category C under TrueReturn) were only offered with Contracts issued prior to October 1, 2004 and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(3) Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the first part of this two part supplement (Variable Sub-Account
Additions and Closures) for additional information.

(4)Morgan  Stanley  Investment   Management,   Inc.,  the  adviser  to  the  UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Van Kampen UIF Equity Growth Variable Sub-Account (Class II) and the Van
Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class II) are offered with
Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth
Variable Sub-Account (Class I) and the Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Account (Class I).


TrueBalanceSM Model Portfolio Options.

If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable
Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model
Portfolio involves an allocation of assets among a group of pre-selected
Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio
Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalanceSM Asset Allocation Program" section of this prospectus.
However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.


Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.





Cancellation of the TrueReturn Option.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing
Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider
Anniversary. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or
Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing
Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


Death of Owner or Annuitant.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


Rider Trade-In Option.
We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn
Option and immediately add a new TrueReturn Option ("New Option"), provided all of the following conditions are met:

o    The trade-in must occur on or after the 5th Rider  Anniversary and prior to the Rider  Maturity  Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion.  Any change we make will not apply to a
     TrueReturn   Option  that  was  added  to  your   Contract   prior  to  the
     implementation date of the change.

o The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

o The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

o The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

o the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

o the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

o the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

o    the Model  Portfolio  Options  will be  determined  by the Model  Portfolio
     Options offered with the Guarantee Options available with the New Option;

o    any waiting period for canceling the New Option will start again on the new
     Rider Date;

o any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

o the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.





Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontineu offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Options added in the future at anytime at our discretion. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

o The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

o The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

o The new SureIncome Option must be a SureIncome Option that we make available for use with the Rider Trade-In Option.

o    The  issue  requirements  and terms and  conditions  of the new  SureIncome
     Option must be met as of the date the new SureIncome Option is made a part of your Contract.

You should consult with your sales representative before trading in your TrueReturn Option.


Termination of the TrueReturn Option.
The TrueReturn Option will terminate on the earliest of the following to occur:

o    on the Rider Maturity Date;
o    on the Payout Start Date;
o    on the date your Contract is terminated;
o    on the date the Option is cancelled;
o    on the date we receive a Complete Request for Settlement of the Death
     Proceeds; or
o on the date the Option is replaced with a New Option under the Rider Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.








Replace the section entitled "SureIncome Withdrawal Benefit Option" (added pursuant to the prospectus supplement dated January 1, 2005) with the following:


SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements
(subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit
Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract
Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "Withdrawal Benefit Payout Phase".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. Currently, you may have only one SureIncome Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a SureIncome Option, a TrueReturn Option, or a Retirement Income Guarantee Option.
The SureIncome Option is only available if the oldest Contract Owner and oldest
Annuitant are age 85 or younger on the effective date of the Rider (the "Rider
Application Date")(The maximum age may depend on your state). The SureIncome
Option is not available to be added to a Contract categorized as a Tax Sheltered
Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

The SureIncome Option may not be available in all states. We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.


Withdrawal Benefit Factor
The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current
Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.


Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit
Year that you may withdraw during that Benefit Year. The Withdrawal Benefit
Factor and the Benefit Base are used to determine your Benefit Payment. The
Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome
Options) and reduced by the amount of each withdrawal. The Benefit Payment
Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

o    The Contract Value multiplied by the Withdrawal  Benefit Factor  (currently
     8% for new SureIncome Options); or

o    The value of the Benefit Payment of the previous  Withdrawal Benefit Option
     (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable. After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus
     Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

o If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

o    The Benefit Payment immediately prior to the withdrawal; or

o The net of the Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements.


Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The
Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider
Date, the Benefit Base will be increased by purchase payments (and Credit
Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

o If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

o The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

o The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SureIncome Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix I.


Contract Owner and Assignment of Payments or Interest
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit
Base will be recalculated to be the lesser of the Contract Value and the Benefit
Base at the time of assignment.


Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the
Contract ends and the Contract enters the Payout Phase subject to the following:

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit
Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start
Date.

The Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout
Start Dates to be requested on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly;
i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start
Date.

EXAMPLE

Beginning of Benefit Year 1*

Contract Value = $100,000

Benefit Base = $100,000
Benefit Payment = $8,000

Benefit Payment Remaining = $8,000



In this example, you can take a benefit payment of up to $8,000 in benefit year one. If a withdrawal of $6,000 is taken then the following values would apply:

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $2,000



Beginning of Benefit Year 2

Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000 (resets at the beginning of each benefit year)

In benefit year two you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in benefit year two, the Benefit Payment
Remaining would also be $8,000 at the beginning of benefit year two.

*This example assumes an initial Contract Value of $100,000, no additional purchase payments, a withdrawal benefit factor of 8% and does not take into account fees or charges.


Investment Requirements

If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider
Trade-In Option. We reserve the right to have requirements unique to specific
Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options (" Model Portfolio
Options") as described below available only to certain Withdrawal Benefit
Factors.



When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

(1)      to a Model Portfolio Option available as described below;
(2)      to the DCA Fixed Account Option and then transfer all purchase payments
         (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest to an available Model Portfolio Option; or
(3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.


On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio
Options. We currently offer several Model Portfolio Options. The Model Portfolio
Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalanceSM Model Portfolio Options sections for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model
Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:


--------------------------------------------------------------------------------

* Model Portfolio Option 1

* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option
--------------------------------------------------------------------------------
Note: The TrueBalance Model Portfolio Options were added to the SureIncome
Option on May 1, 2005. TrueBalance model portfolios selected prior to May 1,
2005 may not be used with the SureIncome Option.

You may not allocate any of your Contract Value to the Standard Fixed Account
Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed
Account Option or to the Market Value Adjusted Fixed Account Option to the
Variable Sub-Accounts prior to adding the SureIncome Option to your Contract.
Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the
DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account
Option is available with your Contract and in your state. See the "Dollar Cost
Averaging Fixed Account Option" section of this prospectus for more information.
We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model
Portfolio Option.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor
Plus Contracts) made to your Contract will be allocated to the Variable
Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model
Portfolio Options) unless you request that the purchase payment (and Credit
Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed
Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.


Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available" and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable
Sub-Accounts are as follows(1,2):


----------------------------------------------------- ----------------------------------------------------

                          Available                                             Excluded

----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------

                                                      Oppenheimer Global Securities/VA
FTVIP Franklin Growth and Income Securities           Putnam VT Vista
FTVIP Franklin Income Securities                      Van Kampen LIT Aggressive Growth
FTVIP Franklin Large Cap Growth Securities            Van Kampen UIF Equity Growth (Class I & II)(3)(4)
FTVIP Franklin Small Cap Value Securities             Van Kampen UIF Small Company Growth(4)
FTVIP Franklin U.S. Government
FTVIP Mutual Shares Securities
FTVIP Templeton Developing Markets Securities
FTVIP Templeton Foreign Securities
Lord Abbett Series Fund - All Value
Lord Abbett Series Fund - Bond-Debenture
Lord Abbett Series Fund - Growth and Income
Lord Abbett Series Fund - Growth Opportunities
Lord Abbett Series Fund - Mid Cap Value
Oppenheimer Aggressive Growth/VA
Oppenheimer Balanced/VA
Oppenheimer Bond/VA
Oppenheimer Capital Appreciation/VA
Oppenheimer High Income/VA
Oppenheimer Main Street/VA
Oppenheimer Main Street Small Cap/VA
Oppenheimer Strategic Bond/VA
Putnam VT Global Asset Allocation
Putnam VT Growth and Income
Putnam VT High Yield
Putnam VT Income
Putnam VT International Equity
Putnam VT Investors
Putnam VT Money Market
Putnam VT New Value
Putnam VT The George Putnam Fund of Boston
Putnam VT Voyager
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
an Kampen LIT Growth and Income
Van Kampen LIT Money Market
Van Kampen UIF Emerging Markets Debt(4)
Van Kampen UIF Equity and Income(4)
Van Kampen UIF Global Franchise(4)
Van Kampen UIF U.S. Mid Cap Value (Class I & II)(3)(4)
Van Kampen UIF U.S. Real Estate(4)

----------------------------------------------------- ----------------------------------------------------


 (1)The FTVIP Franklin Small Cap Variable Sub-Account and the FTVIP Templeton
Global Income Securities Variable Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option.
You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract.

(2)The Putnam VT Health Sciences Variable Sub-Account (Class IB), the Putnam VT
New Opportunities Variable Sub-Account (Class IB), the Putnam VT Research
Variable Sub-Account (Class IB), and the Putnam VT Utilities Growth and Income
Variable Sub-Account (Class IB) were only offered with Contracts issued prior to October 1, 2004 and closed to new investments effective October 1, 2004. If you add this rider on or after January 1, 2005, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the SureIncome Option prior to adding the SureIncome Option to your Contract.

(3)The Van Kampen UIF Equity Growth Variable Sub-Account (Class II) and the Van
Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class II) are offered with
Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth
Variable Sub-Account (Class I) and the Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Account (Class I).

(4)Morgan  Stanley  Investment   Management,   Inc.,  the  adviser  to  the  UIF
Portfolios, does business in certain instances using the name Van Kampen.


TrueBalanceSM Model Portfolio Options.

If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable
Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model
Portfolio involves an allocation of assets among a group of pre-selected
Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio
Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalanceSM Asset Allocation Program" section of this prospectus.
However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the SureIncome Option to your Contract.


Cancellation of the SureIncome Option
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider
Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.


Rider Trade-In Option
We offer a "Rider Trade-In Option" that allows you to cancel your SureIncome
Option and immediately add a new Withdrawal Benefit Option ("New SureIncome
Option"). We may also offer other Options ("Other New Options") under the Rider
Trade-In Option. However, you may only select one Option under this Rider
Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation
Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion.

This Rider Trade-in Option is available provided all of the following conditions are met:

o The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider
     Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

o The New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

o The New Option must be an Option that we make available for use with this Rider Trade-In Option.

o The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.


Death of Owner or Annuitant
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner(or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


Termination of the SureIncome Option
This SureIncome Option will terminate on the earliest of the following to occur:

o    The Benefit Base is reduced to zero;
o    On the Payout Start Date (except if the Contract enters the Withdrawal
     Benefit Payout Phase as defined under the Withdrawal
     Benefit Payout Phase section);
o    On the date the Contract is terminated;
o    On the date the SureIncome Option is cancelled;





On the date we receive a Complete  Request for Settlement of the Death Proceeds;
or


o On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.







Replace the section entitled "TrueBalanceSM ASSET ALLOCATION PROGRAM" WITH THE
FOLLOWING:


                     TRUEBALANCESM ASSET ALLOCATION PROGRAM


     We currently offer the TrueBalance asset allocation program in which you may participate. The TrueBalance program is an option available to Contract
     Owners at no additional charge. Participation in the TrueBalance program may be limited if you have added certain options to your Contract which impose restrictions on the investment alternatives in which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation
     Benefit Option or the SureIncome Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.


     Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.


     Your sales representative will help you determine whether  participating in an asset  allocation  program  is  appropriate  for you.  If you  decide to participate  in the  TrueBalance  program,  you will complete an investment style  questionnaire  that will help you and your sales  representative  to identify your investment style. Once you and your sales representative have identified  your  investment  style,  you  will  select  one of five  asset allocation  model  portfolios,  each  of  which  represents  a  diversified allocation of a portion of your Contract Value among Variable  Sub-Accounts with  different  levels of risk.  The  model  portfolios,  which  have been prepared by Standard & Poor's  Investment  Advisory Services LLC ("SPIAS"),
     represent  five  different  investment  styles:  conservative,   moderately
     conservative, moderate, moderately aggressive and aggressive. Allstate Life and the principal  underwriter  of the  Contracts,  Allstate  Distributors,
     L.L.C. ("Allstate Distributors"), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should
     not  rely  on  this   program  as   providing   individualized   investment
     recommendations to you.

     Each of the five model portfolios contains a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard
     Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and
     Credit  Enhancements  for  Allstate  Advisor Plus  Contracts)  to the Fixed
     Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) you allocate to the DCA Fixed Account
     Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.


     We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

     The following applies to TrueBalance model portfolios selected prior to May
     1, 2005. TrueBalance model portfolios selected prior to May 1, 2005 are not available with the TrueReturn Option or the SureIncome Option:


     TrueBalance model portfolios selected prior to May 1, 2005 will be reviewed and analyzed annually by SPIAS to determine that the Variable  Sub-Accounts and  allocation  percentages  continue  to support  each model  portfolio's investment  objectives.  We will  update  your  Variable  Sub-Accounts  and
     allocation   percentages   annually  to  match  the  updated   SPIAS  model
     portfolios.  Changes to the model  portfolios  may  include  changes to the asset classes,  changes to the allocation percentages for asset classes and changes to the Variable Sub-Accounts  included in the model portfolios.  By electing  to  participate  in  the  TrueBalance  program  and  selecting  a
     TrueBalance  model  portfolio  prior to May 1, 2005,  you  authorize  us to automatically  reallocate  your  Contract  Value  allocated to the Variable
     Account to  reflect  the  updated  model  portfolio,  without  any  further instructions from you. You will be notified in advance of any change to the model  portfolio  you  choose  with a date  on  which  the  change  will be implemented.  On the implementation date, all of your Contract Value in the
     Variable   Sub-Accounts  will  be  reallocated  according  to  the  current allocation  percentages  established  by SPIAS  for your  model  portfolio, unless you  request to  terminate  your  participation  in the  TrueBalance program before the implementation date.


     The following applies to TrueBalance model portfolios selected on or after May 1, 2005:


     TrueBalance  model portfolios  selected on or after May 1, 2005 will not be reviewed and analyzed  annually by SPIAS.  We will not update your Variable
     Sub-Accounts  and  allocation  percentages  annually  to  match  any new or
     updated  model  portfolios  prepared  by  SPIAS.   However,   Allstate  may
     periodically  make changes to the model  portfolios as a result of a change in investment  alternatives  available under the Contract. We may offer new model portfolios prepared by SPIAS or some other entity at any time. If you wish to invest in accordance with a new TrueBalance  model  portfolio,  you must submit a transfer  request to transfer all of your  Contract  Value in your existing  TrueBalance  model  portfolio to the new  TrueBalance  model portfolio.  If you do not  request a transfer  to a new  TrueBalance  model portfolio,  we will continue to rebalance your Contract Value in accordance with  your  existing  TrueBalance  model  portfolio.  If  we  are  offering
     TrueBalance and you are not currently in a TrueBalance model portfolio then you  will be able to  select  the  currently  available  TrueBalance  model portfolio.  If we  are  offering  TrueBalance  and  you  are  already  in a
     TrueBalance  model  portfolio  then you will be able to  transfer  into the currently available TrueBalance model portfolio.


     You may only select one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.


     Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your model portfolio.


     Unless  you  notify us  otherwise,  any  purchase  payments  you make after electing the TrueBalance  program will be allocated to your model portfolio and/or  to  the  Fixed  Account  Options  according  to  your  most  recent instructions  on file  with  us.  Once  you  elect  to  participate  in the
     TrueBalance  program,  you may allocate subsequent purchase payments to any of the Fixed Account Options  available with your Contract and/or to any of the  Variable  Sub-Accounts  included  in your  model  portfolio,  but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is
     not  included  in  your  model  portfolio.   Subsequent  purchase  payments
     allocated to the Variable  Sub-Accounts  will be  automatically  rebalanced according to the current allocation percentages for your model portfolio at the end of the next calendar quarter.


     The following applies to TrueBalance model portfolios selected prior to May
     1, 2005. TrueBalance model portfolios selected prior to May 1, 2005 are not available with the TrueReturn Option or the SureIncome Option:


     For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the
     Variable Sub-Accounts will be automatically rebalanced according to the current percentage allocations for your model portfolio at the end of the next calendar quarter. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.


     The following applies to TrueBalance model portfolios selected on or after May 1, 2005 with the TrueReturn Option or the SureIncome Option: For
     TrueBalance model portfolios selected on or after May 1, 2005 with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable
     Sub-Accounts in the TrueBalance  Model  Portfolio  Option.  If you choose a
     TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, transfer your entire Contract Value from one Model Portfolio
     Option to another Model Portfolio Option available with your Option. The following applies to TrueBalance model portfolios selected on or after May
     1, 2005 without the TrueReturn Option or the SureIncome Option:


     For TrueBalance  model portfolios  selected on or after May 1, 2005 without the  TrueReturn or SureIncome  Option,  you may not make transfers from the
     Variable  Sub-Accounts to any of the other Variable  Sub-Accounts.  You may make  transfers,  as allowed  under the  contract,  from the Fixed  Account
     Options to other  Fixed  Account  Options or to the  Variable  Sub-Accounts
     included in your model  portfolio,  but only  according  to the  allocation specifications  of that model  portfolio.  You may make  transfers from the
     Variable  Sub-Accounts to any of the Fixed Account Options,  except the DCA
     Fixed  Account   Option.   Transfers  to  Fixed  Account   Options  may  be
     inconsistent with the investment style you selected and with the purpose of the  TrueBalance  program.  However,  all of  your  Contract  Value  in the
     Variable  Sub-Accounts  will be automatically  rebalanced  according to the current  percentage  allocations  for  your  model  portfolio  at the  next calendar quarter. You should consult with your sales representative  before making transfers.


     If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced according to your model portfolio allocations at the end of the next calendar quarter. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative or call us at 1-800-203-0068.

     Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may terminate your participation or change model portfolios at any time by notifying us in a form satisfactory to us.
     We reserve the right to modify or terminate the TrueBalance program at any time.



Page 50: Replace the section entitled "Death Proceeds" under the heading "Death
Benefits" with following:



DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation
Date during which we receive the first Complete Request for Settlement (the next
Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "Complete Request for Settlement," a claim for distribution of the Death Proceeds must include "Due Proof of Death" in any of the following forms of documentation:

o    A certified copy of the death certificate;

o A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

o Any other proof acceptable to us. "Death Proceeds" are determined based on when we receive a Complete Request for Settlement:

o If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "Death Benefit."

o If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Contracts for which the application signed date is on or after May 1, 2005, the Death Proceeds may not exceed the Contract Value plus one million dollars
($1,000,000).


Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

                                     PART C
                                OTHER INFORMATION

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Life Insurance Company Separate Account A (Incorporated herein by reference to Depositor's Form N-4 registration statement (File No.
333-72017) dated February 9, 1999.)

(1)(b) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No.
333-77605) dated May 3, 1999.)

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Allstate Life Insurance Company Separate Account A into Allstate Financial Advisors Separate Account I (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114562) dated April 16, 2004.)

(2) Not Applicable

(3)(a) Underwriting Agreement with ALFS, Inc. (formerly known as Allstate Life Financial Services, Inc. (Incorporated herein by reference to Pre- Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 16, 1999.)

(3)(b) Underwriting Agreement with Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-31288) dated April 27, 2000.)

(4)(a) Form of Putnam Allstate Advisor Contract (Incorporated herein by reference to Depositor's Form N-4 registration statement (File No. 333-72017) dated February 9, 1999.)

(4)(b) Form of Putnam Allstate Advisor Apex Contract (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-72017) dated August 31, 1999.)

(4)(c) Form of Earnings Protection Death Benefit Rider (Putnam Allstate Advisor Contract) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (File No. 333-72017) dated February 2, 2001.)

(4)(d) Form of Earnings Protection Death Benefit Rider (Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (File No. 333-72017) dated February 2, 2001.)

(4)(e) Form of Death Benefit Change Endorsement (Putnam Allstate Advisor Contract and Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 registration statement (File No. 333-72017)dated April 30, 2002.)

(4)(f) Form of Amendatory Endorsement for Dollar Cost Averaging Fixed Account Transfers (Putnam Allstate Advisor Contract and Putnam Allstate Advisor Apex Contracts) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 30, 2002.)

(4)(g) Form of Amendatory Endorsement to add 5 and 7 - Year Guarantee Period to Standard Fixed Account (Putnam Allstate Advisor Contract) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 registration statement (File No. 333-72017)dated April 30, 2002.)

(4)(h) Form of Putnam Allstate Advisor Contract (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(i) Form of Putnam Allstate Advisor Contract--non-MVA version (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017)dated June 10, 2002.)

(4)(j) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Series
II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No.333-72017) dated June 10, 2002.)

(4)(k) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(l) Form of Earnings Protection Death Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(m) Form of Retirement Income Guarantee Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(n) Form of Retirement Income Guarantee Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(o) Form of Income Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(p) Form of Spousal Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(q) Form of Amendatory Endorsement for Charitable Remainder Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(r) Form of Amendatory Endorsement for Grantor Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(s) Form of Amendatory Endorsement for Waiver of Charges (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(t) Form of Amendatory Endorsement for Employees (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(u) Form of TrueReturn Accumulation Benefit Rider (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (File No. 333-72017) dated August 19, 2003.)

(4)(v) Form of Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114562) dated October 4, 2004.)

(4)(w) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-114562) dated December 2, 2004.)

(4)(x) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-114562) dated December 2, 2004.)

(5)(a) Form of Putnam Allstate Advisor Application for a Contract (Incorporated herein by reference to Pre- Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 16, 1999.)

(5)(b) Form of Putnam Allstate Advisor Apex Application for a Contract (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-72017) dated August 31, 1999.)

(5)(c) Form of Application for Putnam Allstate Advisor Contracts (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(5)(d) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (File No. 333-72017) dated August 19, 2003.)

(5)(e) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 19 to Depositor's Form N-4 registration statement (File No. 333-72017) dated December 11, 2003.)

(5)(g) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114562) dated September 14, 2004.)

(5)(h) Form of Application for SureIncome Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114562) dated October 4, 2004.)

(5)(i) Form of Application for Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-114562) dated December 2, 2004.)

(5)(j) Form of Application for Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-114562) dated December 2, 2004.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 20, 2001.)

(6)(b) By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 20, 2001.)

(7) Not applicable

(8)(a) Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp., and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 registration statement (File No.
333-31288) dated April 27, 2000.)

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017)dated September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No.
333-72017) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017)dated September 23, 2002.)

(8)(i) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4
Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(j) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(k) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114562) dated September 14, 2004.)

(9)(a) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Putnam Allstate Advisor Contract) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 16, 1999.)

(9)(b) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement(File No. 333-72017) dated August 31, 1999.)

(9)(c) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated February 1, 2000.)

(9)(d) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 5 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated June 19, 2000.)

(9)(e) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 6 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 26, 2000.)

(9)(f) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (File No. 333-72017) dated February 2, 2001.)

(9)(g)Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 23, 2002.)

(9)(h) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 15 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 22, 2003.)

(9)(i) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (File No. 333-72017) dated August 19, 2003.)

(9)(j) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 19 to Depositor's Form N-4 registration statement (File No. 333-72017) dated December 11, 2003.)

(9) (k) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114562) dated April 16, 2004.)

(9) (l) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114562) dated September 14, 2004.)

(9) (m) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114562) dated October 4, 2004.)

(9) (n) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-114562) dated December 2, 2004.)

(9) (o) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114562) dated December 29, 2004.)

(9) (p) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being Registered filed herewith.

(10) (a) Not applicable

(10) (b) Consent of Foley & Lardner, LLP filed herewith.

(11) Not applicable

(12) Not applicable

(99)(a) Powers of Attorney for David A. Bird, Danny L. Hale, Edward M. Liddy, John C. Lounds, Robert W. Pike, Samuel H. Pilch, Steven E. Shebik, Eric A. Simonson, Kevin R. Slawin, Casey J. Sylla, Michael J. Velotta and Thomas J. Wilson, II, (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114562) dated April 16, 2004.)

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL            POSITION AND OFFICE WITH
BUSINESS ADDRESS              DEPOSITOR OF THE ACCOUNT

Casey Joseph Sylla                Chairman of the Board, President and Director
David Andrew Bird                 Senior Vice President and Director
Marla Gay Friedman                Senior Vice President
Danny Lyman Hale                  Director
Edward Michael Liddy              Director
John Carl Lounds                  Senior Vice President and Director
Robert William Pike               Director
Steven Emil Shebik                Senior Vice President, Chief Financial Officer and Director
Eric Allen Simonson               Senior Vice President, Chief Investment Officer and Director
Kevin Rourke Slawin               Senior Vice President and Director
Joseph V. Tripodi                 Senior Vice President and Chief Marketing Officer
Michael Joseph Velotta            Senior Vice President, General Counsel, Secretary and Director
Thomas Joseph Wilson, II          Director
Samuel Henry Pilch                Group Vice President and Controller
Richard Lewis Baker               Vice President
Michael B. Boyle                  Vice President
Karen Cassidy Gardner             Vice President
Anson J. Glacy, Jr.               Vice President
Dennis Craig Gomez                Vice President
Mary Jovita McGinn                Vice President and Assistant Secretary
William Harrison Monie, Jr.       Vice President
John Eric Smith                   Vice President
Patricia Wright Wilson            Vice President
Bernard Eugene Wraith             Vice President
James Philip Zils                 Treasurer
Charles Calvin Baggs              Assistant Vice President
Karen Burckhardt                  Assistant Vice President
Errol Cramer                      Assistant Vice President and Appointed Actuary
Lawrence William Dahl             Assistant Vice President
Joanne Marie Derrig               Assistant Vice President and Chief Privacy Officer
Sarah R. Donahue                  Assistant Vice President
Philip Emmanuele                  Assistant Vice President
Lisa J. Flanary                   Assistant Vice President
Douglas Ford Gaer                 Assistant Vice President
Gregory James Guidos              Assistant Vice President
Keith A. Hauschildt               Assistant Vice President
Ronald A. Johnson                 Assistant Vice President
Teresa G. Logue                   Assistant Vice President
Maria D. McNitt                   Assistant Vice President
Barry Sajowitz Paul               Assistant Vice President and Assistant Treasurer
John C. Pintozzi                  Assistant Vice President
Robert A. Shore                   Assistant Vice President
Mary Springberg                   Assistant Vice President
Timothy Nicholas Vander Pas       Assistant Vice President
Richard Zaharias                  Assistant Vice President
Laura R. Zimmerman                Assistant Vice President
Doris J. Bryant                   Assistant Secretary
Paul N. Kierig                    Assistant Secretary
Sam DeFrank                       Assistant Vice President - Tax Counsel
Nestor Almaria                    Authorized Representative
Lynn Cirrincione                  Authorized Representative
Robert Leslie Park                Assistant Vice President and Chief Compliance Officer
Joseph Patrick Rath               Assistant Vice President, Assistant General Counsel and Assistant Secretary
Dave Simek                        Authorized Representative
Robert E. Transon                 Assistant Vice President and Illustration Actuary


The  principal  business  address  of Mr.  Bird and Mr.  Monie is 1776  American
Heritage Drive,  Jacksonville,  Florida 32224. The principal business address of
Mr. Wraith, Mr. Dahl and Mr. Gaer is 2940 South 84th Street,  Lincoln,  Nebraska
68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form
10-K Annual Report of The Allstate Corporation filed March 11, 2004 (File
#1-11840).

27. NUMBER OF CONTRACT OWNERS

Allstate Advisor Variable Annuity Contract:

As of December 1, 2004, there were 3,396 nonqualified contracts and 5,222 qualified contracts.

Putnam Allstate Advisor Variable Annuity Contract:

As of December 1, 2004, there were 24,948 nonqualified contracts and 18,967 qualified contracts.

Putnam Allstate Advisor Apex Variable Annuity Contract:

As of December 1, 2004, there were 1,191 nonqualified contracts and 584 qualified contracts.



28. INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter, serves as principal underwriter to the following investment companies:

        Allstate Financial Advisors Separate Account I
        Allstate Life of New York Separate Account A



29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC. the principal underwriter for the Separate Account are as follows:

John Eric Smith                     Chairman of the Board and Chief Executive Officer
Robert A. Shore                     President
Karen Cassidy Gardner               Vice President
Joseph Patrick Rath                 Vice President, General Counsel and Secretary
William D. Webb Jr.                 Treasurer
Joanne Marie Derrig                 Assistant Vice President and Chief Privacy Officer
Maribel V. Gerstner                 Assistant Vice President and Compliance Officer
Mary Jovita McGinn                  Assistant Secretary
Michael Joseph Velotta              Assistant Secretary
Barry Sajowitz Paul                 Assistant Treasurer
James Philip Zils                   Assistant Treasurer
Ronald A. Johnson                   Executive Vice President
Eric Alstrin                        Senior Vice President
DeAnne Asplin                       Senior Vice President
Eric L. Baldwin                     Senior Vice President
Jason Bickler                       Senior Vice President
Bill Borst                          Senior Vice President
Jeff Churba                         Senior Vice President
Russ Cobler                         Senior Vice President
Evelyn Cooper                       Senior Vice President
Albert DalPorto                     Senior Vice President
Gregg Ruvoli                        Senior Vice President
Mike Scanlon                        Senior Vice President
Ralph Thomas Schmidt                Senior Vice President
Andrea J. Schur                     Senior Vice President
Peter Armstrong                     Vice President
Rebecca Bates                       Vice President
Warren A. Blom                      Vice President
L. Andrea Barfield Bolger           Vice President
Eugene Bolinsky                     Vice President
P. J. Bonfilio                      Vice President
Laurie Bricker                      Vice President
Joseph Carretta                     Vice President
Michael Cobianchi                   Vice President
Patrick Comer                       Vice President
Henry Conkle                        Vice President
Brian Connelly                      Vice President
John DeGeronimo                     Vice President
Diane Donnelly                      Vice President
Jeff Dunn                           Vice President
Russ Ergood                         Vice President
Michael Garofalo                    Vice President
Angus Harrup                        Vice President
Renee Hruska                        Vice President
Tony Hunter                         Vice President
Frank Johnson                       Vice President
Michael Jones                       Vice President
Brian Kelly                         Vice President
Gwenn Kessler                       Vice President
Asad Khan                           Vice President
George Knox                         Vice President
Don Lanham                          Vice President
Michael Lastrina                    Vice President
Michael Levy                        Vice President
Matt Linklater                      Vice President
Stephen A. Lipker                   Vice President
Matt Love                           Vice President
Thomas Mahoney                      Vice President
Ken McClintock                      Vice President
David McHugh                        Vice President
Michael Medina                      Vice President
Jeff Mount                          Vice President
Hugh C. Mueting                     Vice President
Brie Murray                         Vice President
Larry Nisenson                      Vice President
Karen K. M. Norrman                 Vice President
Shane O'Brien                       Vice President
David Onan                          Vice President
Jeff Osterman                       Vice President
Briana Powell                       Vice President
Leslie Quinn                        Vice President
Kenneth Rapp                        Vice President
Ryan Regan                          Vice President
Angela Reynolds                     Vice President
Bob Riley                           Vice President
Victor Rohe                         Vice President
Ernie Schalansky                    Vice President
Merritt Schoff                      Vice President
Ann Serrato                         Vice President
Troy V. Simmons                     Vice President
Deanna Smith                        Vice President
Ed Smith Jr.                        Vice President
Stu Smith                           Vice President
Ken Thomas                          Vice President
David Veale                         Vice President
Brian J. Wood                       Vice President
Mary Claire Sheehy                  Assistant Vice President

* The principal business address of the forgoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.


29C. COMPENSATION OF ALLSTATE DISTRIBUTORS L.L.C.

None

30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. The principal underwriter of the Separate Account (Allstate Distributors) is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


31. MANAGEMENT SERVICES

None.


32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34. REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, Allstate Financial Advisors Separate Account I has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 26th day of January, 2005.

                           ALLSTATE FINANCIAL ADVISORS
                               SEPARATE ACCOUNT I
                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                           By: /s/ Michael J. Velotta
                          ----------------------------
                               Michael J. Velotta
              Senior Vice President, Secretary and General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 26th day of January, 2005.



*/DAVID A. BIRD               Director and Senior Vice President
----------------------
David A. Bird

*/DANNY L. HALE               Director
---------------------
Danny L. Hale

*/EDWARD M. LIDDY             Director
-----------------------
Edward M. Liddy

*/JOHN C. LOUNDS              Director and Senior Vice President
-----------------------
John C. Lounds

*/ROBERT W. PIKE              Director
------------------------
Robert W, Pike

*/SAMUEL H. PILCH             Controller and Group Vice President
------------------------      (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN E. SHEBIK            Director, Senior Vice President and
------------------------      Chief Financial Officer
Steven E. Shebik              (Principal Financial Officer)

*/ERIC A. SIMONSON            Director, Senior Vice President and
-------------------------     Chief Investment Officer
Eric A. Simonson

*KEVIN R. SLAWIN              Director and Senior Vice President
-----------------------
Kevin R. Slawin

*/CASEY J. SYLLA              Director, Chairman of the Board and
----------------------        President (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA         Director, Senior Vice President, General
----------------------        Counsel and Secretary
Michael J. Velotta

*/THOMAS J. WILSON II         Director
-----------------------
Thomas J. Wilson II


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.

                                  Exhibit Index

Exhibit No.                       Exhibit

(9)(p) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being Registered

(10)(b) Consent of Foley & Lardner, LLP